UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22260

RMR REAL ESTATE INCOME FUND
(Exact name of registrant as specified in charter)

Two Newton Place, 255 Washington Street, Suite 300 Newton, Massachusetts		02458
(Address of principal executive offices)		(Zip code)

Fernando Diaz, President RMR Real Estate Income Fund Two Newton Place, 255 Washington Street, Suite 300 Newton, Massachusetts 02458
(Name and address of agent for service)

Copy to:

Mark Berman

State Street Bank and Trust Company

1 Iron Street, 10th Floor

Boston, Massachusetts 02210

Karen Jacoppo-Wood, Esq.

State Street Bank and Trust Company

100 Huntington Avenue - CPH0326

Boston, Massachusetts 02116

Registrant’s telephone number, including area code:		(617) 332-9530

Date of fiscal year end:	December 31, 2016

Date of reporting period:	September 30, 2016

RMR Real Estate Income Fund

Portfolio of Investments  –  September 30, 2016 (unaudited)

Company	Shares	Value
COMMON STOCKS – 99.9%
REAL ESTATE INVESTMENT TRUSTS – 97.3%
APARTMENTS – 13.8%
American Campus Communities, Inc. (a)	26,900	$1,368,403
Apartment Investment & Management Co. (a)	38,745	1,778,783
AvalonBay Communities, Inc. (a)	28,875	5,135,130
Bluerock Residential Growth REIT, Inc. (a)(b)	270,000	3,510,000
Camden Property Trust	5,000	418,700
Equity Residential (a)(b)	84,000	5,403,720
Essex Property Trust, Inc. (a)	12,500	2,783,750
Independence Realty Trust, Inc. (a)	415,709	3,741,381
Mid-America Apartment Communities, Inc. (a)	18,000	1,691,820
Post Properties, Inc. (a)	14,600	965,498
UDR, Inc. (a)	39,000	1,403,610
		28,200,795
DATA CENTERS – 3.1%
CyrusOne, Inc.	15,000	713,550
Digital Realty Trust, Inc. (a)(b)	45,000	4,370,400
DuPont Fabros Technology, Inc. (a)	20,500	845,625
QTS Realty Trust, Inc.	10,000	528,500
		6,458,075
DIVERSIFIED – 7.6%
Armada Hoffler Properties, Inc. (a)	70,000	938,000
Gladstone Commercial Corp.	22,742	423,684
Investors Real Estate Trust	115,455	686,957
Lexington Realty Trust (a)	339,058	3,492,297
NorthStar Realty Finance Corp.	50,000	658,500
One Liberty Properties, Inc.	20,071	484,915
VEREIT, Inc. (a)	233,716	2,423,635
Vornado Realty Trust (a)(b)	47,835	4,841,380
Washington Real Estate Investment Trust	12,000	373,440
Whitestone REIT	88,502	1,228,408
		15,551,216
FREE STANDING – 5.2%
Agree Realty Corp.	15,000	741,600
National Retail Properties, Inc. (a)(b)	118,900	6,046,065
Realty Income Corp. (a)	51,900	3,473,667
STORE Capital Corp.	10,000	294,700
		10,556,032
HEALTH CARE – 17.4%
Global Medical REIT, Inc.	60,000	585,600
HCP, Inc. (a)(b)	116,530	4,422,314
Healthcare Realty Trust, Inc. (a)	50,897	1,733,552
Healthcare Trust of America, Inc.	10,000	326,200
LTC Properties, Inc. (a)	58,897	3,062,055
Medical Properties Trust, Inc. (a)(b)	380,320	5,617,326
National Health Investors, Inc. (a)	58,958	4,627,024
Omega Healthcare Investors, Inc. (a)	23,898	847,184
Physicians Realty Trust	149,791	3,226,498
Sabra Health Care REIT, Inc. (a)	102,254	2,574,756
Ventas, Inc. (a)(b)	90,000	6,356,700
Welltower, Inc. (a)(b)	29,200	2,183,284
		35,562,493
INDUSTRIAL – 6.9%
DCT Industrial Trust, Inc.	23,862	1,158,500
Duke Realty Corp. (a)	46,100	1,259,913
EastGroup Properties, Inc. (a)	5,179	380,967
Liberty Property Trust (a)	64,737	2,612,138
Monmouth Real Estate Investment Corp.	114,962	1,640,508
Prologis, Inc. (a)	49,088	2,628,172
Rexford Industrial Realty, Inc.	21,000	480,690
STAG Industrial, Inc. (a)	164,693	4,036,625
		14,197,513
LODGING/RESORTS – 4.8%
Ashford Hospitality Prime, Inc. (a)	16,297	229,788
Ashford Hospitality Trust, Inc. (a)	105,000	618,450
Chatham Lodging Trust (a)	46,000	885,500
Chesapeake Lodging Trust (a)	70,900	1,623,610
Condor Hospitality Trust, Inc.	21,160	41,050
DiamondRock Hospitality Co. (a)	55,603	505,987
FelCor Lodging Trust, Inc.	35,000	225,050
Hersha Hospitality Trust	97,645	1,759,563
Host Hotels & Resorts, Inc. (a)	24,000	373,680
LaSalle Hotel Properties (a)	10,000	238,700
Pebblebrook Hotel Trust (a)	43,100	1,146,460
RLJ Lodging Trust (a)	41,900	881,157
Summit Hotel Properties, Inc. (a)	98,203	1,292,352
		9,821,347
MANUFACTURED HOMES – 3.9%
Sun Communities, Inc. (a)	77,856	6,110,139
UMH Properties, Inc.	160,979	1,918,870
		8,029,009
MORTGAGE – 0.5%
Annaly Capital Management, Inc. (a)	45,000	472,500
RAIT Financial Trust	178,419	603,056
		1,075,556
OFFICE – 13.2%
Alexandria Real Estate Equities, Inc. (a)	35,100	3,817,827
Boston Properties, Inc. (a)	24,100	3,284,589
Brandywine Realty Trust (a)	165,300	2,581,986
City Office REIT, Inc.	149,900	1,908,227
Corporate Office Properties Trust (a)	68,500	1,941,975
Douglas Emmett, Inc. (a)	39,322	1,440,365
First Potomac Realty Trust (a)	98,364	900,031
Franklin Street Properties Corp.	65,000	819,000
Gramercy Property Trust (a)	185,044	1,783,824
Highwoods Properties, Inc. (a)(b)	50,000	2,606,000
Kilroy Realty Corp. (a)	28,600	1,983,410
Mack-Cali Realty Corp. (a)	58,030	1,579,576
SL Green Realty Corp. (a)	22,900	2,475,490
		27,122,300
REGIONAL MALLS – 8.6%
CBL & Associates Properties, Inc. (a)	84,000	1,019,760
General Growth Properties, Inc.	30,000	828,000
Pennsylvania Real Estate Investment Trust (a)(b)	127,628	2,939,273
Simon Property Group, Inc. (a)(b)	40,927	8,472,298
The Macerich Co. (a)(b)	28,470	2,302,369
Washington Prime Group, Inc. (a)	159,148	1,970,252
		17,531,952
SHOPPING CENTERS – 5.0%
Acadia Realty Trust	15,000	543,600
Cedar Realty Trust, Inc. (a)	103,627	746,114
DDR Corp. (a)	62,000	1,080,660
Kimco Realty Corp. (a)	110,000	3,184,500
Kite Realty Group Trust (a)	40,125	1,112,265

See notes to portfolio of investments.

Company	Shares	Value
COMMON STOCKS – CONTINUED
REAL ESTATE INVESTMENT TRUSTS – CONTINUED
Regency Centers Corp.	7,000	$542,430
Urstadt Biddle Properties, Inc.	3,831	85,125
Weingarten Realty Investors (a)(b)	76,500	2,981,970
		10,276,664
SPECIALTY – 4.1%
EPR Properties (a)	97,950	7,712,583
Farmland Partners, Inc.	59,344	664,653
		8,377,236
STORAGE – 3.2%
CubeSmart (a)	15,000	408,900
Extra Space Storage, Inc.	12,000	952,920
Life Storage, Inc. (a)(b)	15,000	1,334,100
Public Storage (a)(b)	17,700	3,949,578
		6,645,498
Total Real Estate Investment Trusts (Cost $145,914,718)		199,405,686

OTHER – 2.6%
Carador PLC (c)	5,496,600	4,038,413
CBRE Group, Inc. (d)	10,000	279,800
Hilton Worldwide Holdings, Inc.	20,000	458,600
Marriott International, Inc.	8,000	538,640
Peak Resorts, Inc.	1,346	6,851
Total Other (Cost $8,822,571)		5,322,304
Total Common Stocks (Cost $154,737,289)		204,727,990

PREFERRED STOCKS – 35.2%
REAL ESTATE INVESTMENT TRUSTS – 35.2%
APARTMENTS – 2.9%
Bluerock Residential Growth REIT, Inc., Series A	180,000	4,770,000
Bluerock Residential Growth REIT, Inc., Series C	45,000	1,179,450
		5,949,450
DATA CENTERS – 1.6%
Coresite Realty Corp., Series A	30,000	776,100
Digital Realty Trust, Inc., Series F (a)	25,000	645,750
Digital Realty Trust, Inc., Series G	30,000	768,600
DuPont Fabros Technology, Inc., Series C	35,000	990,150
		3,180,600
DIVERSIFIED – 3.0%
Gladstone Commercial Corp., Series D	100,000	2,539,000
Investors Real Estate Trust, Series B	70,000	1,806,000
NorthStar Realty Finance Corp., Series B	22,000	557,920
NorthStar Realty Finance Corp., Series D	13,000	334,620
NorthStar Realty Finance Corp., Series E	36,999	943,474
		6,181,014
HEALTH CARE – 0.8%
Sabra Health Care REIT, Inc., Series A (a)	60,600	1,605,900

INDUSTRIAL – 1.5%
STAG Industrial, Inc., Series B	37,700	967,759
STAG Industrial, Inc., Series C	55,000	1,480,600
Terreno Realty Corp., Series A	20,000	516,000
		2,964,359
LODGING/RESORTS – 9.2%
Ashford Hospitality Trust, Inc., Series A	95,482	2,406,146
Ashford Hospitality Trust, Inc., Series D	205,756	5,238,548
Ashford Hospitality Trust, Inc., Series F	58,600	1,520,084
Chesapeake Lodging Trust, Series A	65,000	1,680,250
FelCor Lodging Trust, Inc., Series A (e)	73,500	1,838,235
Hersha Hospitality Trust, Series C (a)	46,000	1,205,200
Hersha Hospitality Trust, Series D	70,000	1,777,300
Pebblebrook Hotel Trust, Series C (a)	78,684	2,037,916
Summit Hotel Properties, Inc., Series A (a)	10,000	253,300
Summit Hotel Properties, Inc., Series B (a)	3,300	86,691
Summit Hotel Properties, Inc., Series C (a)	32,582	839,638
		18,883,308
MANUFACTURED HOMES – 1.9%
Sun Communities, Inc., Series A (a)	40,000	1,044,000
UMH Properties, Inc., Series A (a)	37,500	963,750
UMH Properties, Inc., Series B	66,650	1,842,873
		3,850,623
MORTGAGE – 3.2%
Arbor Realty Trust, Inc., Series B	14,273	358,252
ARMOUR Residential REIT, Inc., Series B	30,000	697,200
iStar, Inc., Series D	11,810	288,400
iStar, Inc., Series G	21,241	515,094
MFA Financial, Inc., Series B	17,171	441,295
New York Mortgage Trust, Inc., Series B	33,450	799,455
RAIT Financial Trust, Series A	136,497	2,777,714
RAIT Financial Trust, Series B	35,122	764,255
		6,641,665
OFFICE – 3.0%
Brandywine Realty Trust, Series E (a)	23,000	587,650
Corporate Office Properties Trust, Series L	110,000	2,849,000
Kilroy Realty Corp., Series G (a)(b)	65,000	1,670,500
SL Green Realty Corp., Series I (a)	40,000	1,055,600
		6,162,750
REGIONAL MALLS – 2.6%
CBL & Associates Properties, Inc., Series D (a)	60,761	1,519,633
CBL & Associates Properties, Inc., Series E	15,000	378,900
Pennsylvania Real Estate Investment Trust, Series A	20,000	512,800
Pennsylvania Real Estate Investment Trust, Series B (a)	40,000	1,043,400

See notes to portfolio of investments.

Company	Shares	Value
PREFERRED STOCKS – CONTINUED
REAL ESTATE INVESTMENT TRUSTS – CONTINUED
Washington Prime Group, Inc., Series H	45,000	$1,173,600
Washington Prime Group, Inc., Series I	30,000	787,200
		5,415,533
SHOPPING CENTERS – 4.7%
Cedar Realty Trust, Inc., Series B	133,029	3,418,845
DDR Corp., Series J (a)	45,586	1,165,634
DDR Corp., Series K (a)	86,000	2,242,020
Retail Properties of America, Inc., Series A	70,000	1,809,500
Urstadt Biddle Properties, Inc., Series F (a)	20,000	523,000
Wheeler Real Estate Investment Trust, Inc., Series D (e)	20,000	510,000
		9,668,999
SPECIALTY – 0.8%
EPR Properties, Series E (a)(e)	16,400	609,588
EPR Properties, Series F (a)	40,000	1,047,200
		1,656,788
Total Real Estate Investment Trusts (Cost $66,891,738)		72,160,989
Total Preferred Stocks (Cost $66,891,738)		72,160,989

INVESTMENT COMPANIES – 1.1%
BlackRock Credit Allocation Income Trust	19,451	259,671
Cohen & Steers Quality Income Realty Fund, Inc. (a)	100,297	1,336,959
Eaton Vance Enhanced Equity Income Fund II	35,188	484,187
Nuveen Real Estate Income Fund (a)	13,293	157,921
Total Investment Companies (Cost $2,050,167)		2,238,738

SHORT-TERM INVESTMENTS – 0.4%
MONEY MARKET FUNDS – 0.4%
Dreyfus Cash Management Fund, Institutional Shares, 0.20% (f) (Cost $767,518)	767,518	767,518
Total Investments – 136.6% (Cost $224,446,712)		279,895,235
Other assets less liabilities – 0.8%		1,630,415
Revolving credit facility – (29.3)%		(60,000,000)
Preferred Shares, at liquidation preference – (8.1)%		(16,675,000)
Net Assets applicable to common shareholders – 100.0%		$204,850,650

Notes to Portfolio of Investments

(a)

As of September 30, 2016, the Fund has pledged portfolio securities with a market value of $140,335,002 as collateral in connection with its revolving credit facility with BNP Paribas Brokerage, Inc. (“BNPP”). Those pledged securities comprised all or a portion of the shares noted by this footnote (a).

(b)

As of September 30, 2016, pledged portfolio securities of the Fund with a market value of $55,563,354 (see Note (a)) have been rehypothecated by BNPP as permitted by the Fund’s revolving credit facility. Those rehypothecated securities comprised all or a portion of the securities noted by this footnote (b).

(c)	The security was fair valued on September 30, 2016.

(d)	Non-dividend paying security.

(e)	Convertible into common stock.

(f)	Rate reflects 7 day yield as of September 30, 2016.

RMR Real Estate Income Fund

Notes to Portfolio of Investments

September 30, 2016 (unaudited)

1. Portfolio Valuation

Investment securities of RMR Real Estate Income Fund, (the “Fund”), are valued as of the close of trading at the latest sales price whenever that price is readily available on that day; securities for which no sales were reported on that day, unless otherwise noted, are valued at the average of the closing bid and ask prices on that day. Securities traded primarily on the NASDAQ Stock Market, or NASDAQ, are normally valued by the Fund at the NASDAQ Official Closing Price, or NOCP, provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., eastern time, unless that price is outside the range of the ‘‘inside’’ bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer to the most recently reported price as of 4:00:02 p.m., eastern time, that day. Some fixed income securities may be valued using values provided by a pricing service.

To the extent the Fund holds foreign securities in its portfolio, those are valued at the latest sales price reflected on the consolidated tape of the exchange that reflects the principal market for such securities whenever that price is readily available on that day; securities for which no sales were reported on that day, unless otherwise noted, are valued at the average of the closing bid and ask prices on that day. Some foreign markets close before the close of customary trading sessions on the New York Stock Exchange, or NYSE (usually 4:00 p.m. eastern time). Often, events occur after the principal foreign exchange on which foreign securities trade has closed, but before the NYSE closes, that the Fund determines could affect the value of the foreign securities the Fund owns or cause their earlier trading prices to be unreliable as a basis for determining value. If these events are expected to materially affect the Fund’s net asset value, or NAV, the prices of such securities are adjusted to reflect their estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Fund’s board of trustees.

Any of the Fund’s securities which are not readily marketable, which are not traded or which have other characteristics of illiquidity are valued by the Fund at fair value as determined in good faith under procedures established by the Fund’s board of trustees.

Numerous factors may be considered when determining fair value of a security, including cost at date of purchase, type of security, the nature and duration of restrictions on disposition of the security and whether the issuer of the security being fair valued has other securities of the same type outstanding. See Note 2 for a further description of fair value measurements.

Short term debt securities with less than 60 days until maturity may be valued at amortized cost plus interest accrued or, if lower, the carrying value, in each case if such value approximates fair value.

2. Fair Value Measurements

The Fund reports the value of its securities at their fair value. Fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. When valuing portfolio securities, the Fund uses observable market data when possible and otherwise uses other significant observable or unobservable inputs for fair value measurements. Inputs refer broadly to the assumptions the Fund believes that market participants would use in valuing the asset or liability, including assumptions about risk; for example, the risk inherent in using a particular valuation technique to measure fair value and the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in valuing the asset or liability developed based on market data obtained from independent sources. Unobservable inputs are inputs that reflect the Fund’s own assumptions about the assumptions market participants would use in valuing the asset or liability developed based on the best information available in the circumstances. The three tier hierarchy of inputs used to value securities reported in these financial statements is summarized below:

•                  Level 1 – unadjusted quoted prices in active markets for identical investments.

•                  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.).

•                  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The Fund uses broker quotes, issuer company financial information and other market indicators to value the securities whose prices are not readily available. The types of inputs used to value a security may change as the markets fluctuate and/or the availability of data used in an investment’s valuation changes.

RMR Real Estate Income Fund

Notes to Portfolio of Investments - continued

September 30, 2016 (unaudited)

When the S&P 500 Index (an unmanaged index published as Standard & Poor’s Composite Index of 500 common stocks) fluctuates more than 0.75% from the previous day close, the Fund believes that the closing price of foreign securities on the principal foreign exchange on which they trade may no longer represent the fair value of those securities at the time the U.S. market closes, in which case, the Fund fair values those foreign securities. In such circumstances, the Fund reports holdings in foreign securities at their fair values as determined by an independent security pricing service. The service uses a multi-factor model that includes such information as the security’s local closing price, relevant general and sector indices, currency fluctuations, depository receipts and futures, as applicable. The model generates an adjustment factor for each security that is applied to the local closing price to adjust it for post closing events, resulting in the security’s reported fair value. The adjustment factor is applied to a security only if the minimum confidence interval is 75% or more. The types of inputs may change as the markets fluctuate and/or the availability of data used in an investment’s valuation changes.

The Fund recognizes interperiod transfers between the input levels as of the end of the period. On September 30, 2016, a foreign security with a fair value of $4,038,413 was transferred to Level 3 from Level 1 and, as described above, valued at fair value as determined by an independent pricing service due to a more than 0.75% fluctuation of the S&P 500 Index from the previous day close. As of September 30, 2016, there were no transfers between Level 1 and Level 2.

RMR Real Estate Income Fund

Notes to Portfolio of Investments - continued

September 30, 2016 (unaudited)

The following is a summary of the inputs used on September 30, 2016, in valuing the Fund’s investments:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Real Estate Investment Trusts
Apartments	$28,200,795	$—	$—	$28,200,795
Data Centers	6,458,075	—	—	6,458,075
Diversified	15,551,216	—	—	15,551,216
Free Standing	10,556,032	—	—	10,556,032
Health Care	35,562,493	—	—	35,562,493
Industrial	14,197,513	—	—	14,197,513
Lodging/Resorts	9,821,347	—	—	9,821,347
Manufactured Homes	8,029,009	—	—	8,029,009
Mortgage	1,075,556	—	—	1,075,556
Office	27,122,300	—	—	27,122,300
Regional Malls	17,531,952	—	—	17,531,952
Shopping Centers	10,276,664	—	—	10,276,664
Specialty	8,377,236	—	—	8,377,236
Storage	6,645,498	—	—	6,645,498
Total Real Estate Investment Trusts	199,405,686	—	—	199,405,686
Other	1,283,891	—	4,038,413	5,322,304
Total Common Stocks	200,689,577	—	4,038,413	204,727,990
Preferred Stocks
Real Estate Investment Trusts
Apartments	5,949,450	—	—	5,949,450
Data Centers	3,180,600	—	—	3,180,600
Diversified	6,181,014	—	—	6,181,014
Health Care	1,605,900	—	—	1,605,900
Industrial	2,964,359	—	—	2,964,359
Lodging/Resorts	18,883,308	—	—	18,883,308
Manufactured Homes	3,850,623	—	—	3,850,623
Mortgage	6,641,665	—	—	6,641,665
Office	6,162,750	—	—	6,162,750
Regional Malls	5,415,533	—	—	5,415,533
Shopping Centers	9,668,999	—	—	9,668,999
Specialty	1,656,788	—	—	1,656,788
Total Real Estate Investment Trusts	72,160,989	—	—	72,160,989
Total Preferred Stocks	72,160,989	—	—	72,160,989
Investment Companies	2,238,738	—	—	2,238,738
Short-Term Investments
Money Market Funds	767,518	—	—	767,518
Total Investments	$275,856,822	$—	$4,038,413	$279,895,235

3

RMR Real Estate Income Fund

Notes to Portfolio of Investments - continued

September 30, 2016 (unaudited)

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Common Stocks
Other
Balance as of December 31, 2015	$—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Purchases	—
Sales	—
Transfers into Level 3	4,038,413
Transfers out of Level 3	—
Balance as of September 30, 2016	$4,038,413
Net change in unrealized appreciation (depreciation) from investments still held as of September 30, 2016 is:	$—

3. Tax Information

Although subject to adjustments, the cost, gross unrealized appreciation and unrealized depreciation of the Fund’s investments for federal income tax purposes as of September 30, 2016, are as follows:

Cost	$225,562,476
Gross unrealized appreciation	$65,281,250
Gross unrealized depreciation	(10,948,491)
Net unrealized appreciation	$54,332,759

The $1,115,764 difference between the financial reporting cost basis and tax cost basis and unrealized appreciation/depreciation of the Fund’s investments is due to wash sales of portfolio investments.

Item 2.  Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)), are effective, as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)(1) Certification of Principal Executive Officer, as required by Rule 30a-2(a) under the 1940 Act attached hereto.

(a)(2) Certification of Principal Financial Officer, as required by Rule 30a-2(a) under the 1940 Act attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

RMR REAL ESTATE INCOME FUND

By:	/s/ Fernando Diaz
Fernando Diaz
President (Principal Executive Officer)

Date:	November 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Fernando Diaz
Fernando Diaz
President (Principal Executive Officer)

Date:	November 23, 2016

By:	/s/ Mark L. Kleifges
Mark L. Kleifges
Treasurer (Principal Financial Officer)

Date:	November 23, 2016